Derivative assets and liabilities - Schedule of derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Assets - total	€ 127	€ 197
Notional - assets total	8,208	11,264
Liabilities
Liabilities - hedging	(159)	(66)
Liabilities - total	(266)	(299)
Notional - liabilities total	6,035	9,342
Foreign exchange forward contracts
Assets
assets - trading	65	110
Notional - assets trading	5,184	7,129
Liabilities
Liabilities - trading	(70)	(165)
Notional - liabilities trading	3,815	6,124
Currency options bought
Assets
assets - trading	0	15
Notional - assets trading	0	770
Liabilities
Liabilities - trading	0	0
Notional - liabilities trading	0	0
Embedded derivatives
Assets
assets - trading	5	19
Notional - assets trading	311	996
Liabilities
Liabilities - trading	(8)	0
Notional - liabilities trading	183	0
Cash flow hedges
Assets
Assets - hedging	29
Liabilities
Liabilities - hedging		(12)
Cash flow hedges | Foreign exchange forward contracts
Assets
Assets - hedging	30	7
Notional - assets hedging	807	381
Liabilities
Liabilities - hedging	(5)	(19)
Notional - liabilities hedging	351	733
Cash flow hedges | Currency options bought
Assets
Assets - hedging	4	0
Notional - assets hedging	563	90
Liabilities
Liabilities - hedging	0	0
Notional - liabilities hedging	0	0
Cash flow and fair value hedges | Cross-currency swaps
Assets
Assets - hedging	0	15
Notional - assets hedging	0	241
Liabilities
Liabilities - hedging	(178)	(97)
Notional - liabilities hedging	851	722
Fair value hedges | Interest rate swaps
Assets
Assets - hedging	22	28
Notional - assets hedging	1,255	1,130
Liabilities
Liabilities - hedging	(3)	(10)
Notional - liabilities hedging	375	792
Hedges on net investment in foreign subsidiaries
Liabilities
Liabilities - hedging	(2)	(5)
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts
Assets
Assets - hedging	1	3
Notional - assets hedging	88	527
Liabilities
Liabilities - hedging	(2)	(8)
Notional - liabilities hedging	€ 460	€ 971